INVESTMENT IN EQUITY INSTRUMENTS (Details Narrative) - Waterproof [Member] - USD ($)	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
IfrsStatementLineItems [Line Items]
Estimated common shares value	$ 4,105,243	$ 2,966,110
Unrealized gain on equity instruments	$ 1,139,133	$ 1,798,739	$ 721,384